RELATED PARTIES (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related party [Line Items]
Percentage of security deposit fee	3.00%
Long-term deposits	$ 23.4	$ 23.4
Gahcho Kue Diamond Mine [Member]
Related party [Line Items]
Proportion of ownership interests held by non-controlling interests	49.00%